Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computer equipment	$ 4,219		$ 3,984		$ 3,088
Internal-use software	2,711		2,393		1,462
Furniture and fixtures	1,064		999		579
Leasehold improvements	773		687		343
Total property and equipment	89,317		82,016		58,053
Less: Accumulated depreciation and amortization	(43,322)		(40,884)		(31,205)
Property and equipment, net	45,995	[1]	41,132	[1]	26,848	[1]
In-vehicle devices-installed
Property, Plant and Equipment [Line Items]
In-vehicle devices	77,527		71,110		51,454
In-vehicle devices-uninstalled
Property, Plant and Equipment [Line Items]
In-vehicle devices	$ 3,023		$ 2,843		$ 1,127

[1]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.